Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical areas
Assets	€ 123,440	€ 118,373
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	8,376	9,119	€ 8,681
Italy
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,402	1,424	1,090
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	306	267	316
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	9	538	387
Americas
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,017	534	278
Asia
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	1,685	1,782	898
Africa
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	3,902	4,533	5,699
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	55	41	13
Allocated amounts
Geographical areas
Assets	91,795	85,483	89,816
Allocated amounts | Italy
Geographical areas
Assets	19,346	18,646	18,449
Allocated amounts | Other European Union
Geographical areas
Assets	7,237	7,086	7,706
Allocated amounts | Rest of Europe
Geographical areas
Assets	1,151	1,031	6,160
Allocated amounts | Americas
Geographical areas
Assets	5,230	4,546	4,406
Allocated amounts | Asia
Geographical areas
Assets	17,898	16,910	16,527
Allocated amounts | Africa
Geographical areas
Assets	40,021	36,155	35,385
Allocated amounts | Other areas
Geographical areas
Assets	€ 912	€ 1,109	€ 1,183